INVENTORIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventory write down	$ 596,423	$ 743,419	$ 2,491,934	$ 2,471,653